Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Contributions to medical and pension schemes	¥ 158,113	¥ 91,302	¥ 44,313
Other employee benefits	23,958	14,595	10,674
Total	¥ 182,071	¥ 105,987	¥ 54,987